Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

24.  Cash and cash equivalents

	31 December	31 December
	2020	2019
Cash in hand	179	131

Banks	11,852,022	10,238,310
- Demand deposits	975,753	632,022
- Time deposits	10,876,269	9,606,288
Other cash and cash equivalents	8,354	274
Cash and cash equivalents	11,860,555	10,238,715

As at 31 December 2020, the average effective interest rates of TL, USD and EUR time deposits are 17.4%,  2.8% and 1.8% (31 December 2019: 10.7%,  2.3% and 0.4%) respectively.

As at 31 December 2020, average maturity of time deposits is 30 days (31 December 2019: 38 days).